INCOME TAXES (Schedule of Reconciliation Between the Applicable Statutory Income Tax Rate and the Company's Effective Tax Rate) (Details)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Reconciliation between the applicable statutory income tax rate and the Company's effective tax rate
PRC applicable income tax rate (as a percent)	25.00%	25.00%	25.00%
Effect of Tax holiday - HNTE (as a percent)		11.30%	3.10%
Effect of Tax holiday - non-taxable income (as a percent)		0.80%	0.30%
Valuation allowance (as a percent)	(142.30%)	(36.10%)	(26.80%)
Expiration of tax loss (as a percent)		(14.00%)
Effect of different tax rate of subsidiaries (as a percent)	113.90%	13.50%	(0.90%)
Effect of future tax rate change (as a percent)	20.90%
Non-deductible expense (as a percent)	(65.40%)	(7.30%)	(1.70%)
R&D super deduction (as a percent)	44.30%	8.40%	1.40%
Others (as a percent)	(11.70%)	(0.60%)	0.60%
Effective income tax rate (as a percent)	(15.30%)	1.00%	1.00%